Earnings Per Share (Details)	3 Months Ended									9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended					9 Months Ended	0 Months Ended		0 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2013 Stock Options [Member]	Sep. 30, 2012 Stock Options [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Sep. 30, 2013 November 1, 2010 Warrant Issuance [Member] USD ($)	Dec. 31, 2012 November 1, 2010 Warrant Issuance [Member]	Sep. 30, 2013 Private Placement [Member] November 1, 2010 Warrant Issuance [Member]	Sep. 30, 2013 Stock Option [Member]	Jul. 07, 2013 The Share Repurchase Agreement [Member] Preferred Stock [Member] USD ($)	Sep. 30, 2013 The Share Repurchase Agreement [Member] Preferred Stock [Member] USD ($)	Jul. 07, 2013 The Share Repurchase Agreement [Member] Preferred Stock [Member] Warrant [Member] USD ($)
Reconciliation of net income available to common shareholders
Net income/loss	$ 1,699,000	$ 1,244,000	$ 1,657,000	$ 130,000	$ 135,000	$ (3,024,000)	$ 1,066,000	$ 193,000	$ (705,000)	$ 4,002,000	$ 1,922,000	$ 3,166,000	$ (2,470,000)
Add: Discount realized on preferred share buyback	1,800,000		0							1,800,000	0
Less: Preferred share dividends	95,000		202,000							596,000	606,000	810,000	810,000
Net income/(loss) attributable to common shareholders	3,404,000	1,037,000	1,455,000	(72,000)	(64,000)	(3,228,000)	862,000	(9,000)	(905,000)	5,206,000	1,316,000	2,356,000	(3,280,000)
Basic:
Weighted Average Number of Shares Outstanding, Basic	8,217,692		6,144,384							7,802,253	6,146,179	6,144,281	6,124,542
Earnings/(loss) per common share, basic	$ 0.41	$ 0.17	$ 0.24	$ (0.01)	$ 0.00	$ (0.53)	$ 0.14	$ 0.00	$ (0.15)	$ 0.67	$ 0.21	$ 0.38	$ (0.54)
Diluted:
Weighted Average Number Diluted Shares Outstanding Adjustment												2,290,667	0	92,578	4,917	64,606	4,406	493,176	0	346,579	0	254,000	2,286,000	254,000	0
Weighted Average Number of Shares Outstanding, Diluted	9,057,446		8,435,301							8,467,438	6,150,585	8,434,948	6,124,542
Earnings/(loss) per common share, diluted	$ 0.39	$ 0.15	$ 0.17	$ (0.01)	$ 0.00	$ (0.53)	$ 0.14	$ 0.00	$ (0.15)	$ 0.69	$ 0.21	$ 0.38	$ (0.54)
Warrants and Rights Outstanding																										1,190,409
Class of Warrant or Right, Exercise Price of Warrants or Rights																											6.00	6.00
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount																													2,000,000
Convertible Preferred Stock, Shares Issued upon Conversion		0.1270										0.1270																	0.1270
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																														18,000,000
Preferred Stock, Redemption Amount, Percentage of Liquidation Value																														90.00%
Payments for Repurchase of Preferred Stock and Preference Stock										8,282,000	0																			8,300,000		781,000
Stock Repurchase Program, Authorized Amount																														16,200,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount																														8,000,000
Debt Instrument, Interest Rate, Stated Percentage																														4.50%
Note payable	$ 7,978,000	$ 0								$ 7,978,000		$ 0																			$ 8,000,000